 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 16, 2017.
No. 811-22704
No. 333-180879

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT	[X]
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 60	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 62	[X]

(Check appropriate box or boxes)

CAMBRIA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of Principal Executive Office)

(310) 683-5500
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	W. John McGuire
2711 Centreville Road	Morgan, Lewis & Bockius LLP
Suite 400	1111 Pennsylvania Avenue, NW
Wilmington, DE 19808	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 4, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A for Cambria ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 4, 2017, the effectiveness of Post-Effective Amendment No. 46 (“PEA No. 46”), which was filed with the Commission via EDGAR Accession No. 0001398344-17-005970 on May 5, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF and Cambria Global REIT ETF as new series of the Trust. Since no other changes are intended to be made to PEA No. 46 by means of this filing, Parts A, B and C of PEA No. 20, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF and Cambria Global REIT ETF are incorporated herein by reference to Part A of PEA No. 46.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF and Cambria Global REIT ETF are incorporated herein by reference to Part B of PEA No. 46.

PART C – OTHER INFORMATION

The Part C for the Cambria Domestic Tax Optimized ETF, Cambria Foreign Tax Optimized ETF, Cambria Robotics and AI Industry ETF and Cambria Global REIT ETF are incorporated herein by reference to Part C of PEA No. 46.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 16th day of August 2017.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric Kleinschmidt	Principal Financial Officer	August 16, 2017
Eric Kleinschmidt*

/s/ Eric W. Richardson	President and Trustee	August 16, 2017
Eric W. Richardson

/s/ Eric Leake	Trustee	August 16, 2017
Eric Leake*

/s/ Dennis G. Schmal	Trustee	August 16, 2017
Dennis G. Schmal*

*/s/ Eric W. Richardson
Eric W. Richardson
Attorney-in-Fact
Pursuant to Power of Attorney